Other Assets (Tables)	6 Months Ended
Apr. 30, 2019
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Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at

	April 30 2019	October 31 2018
Accounts receivable and other items	$9,310	$8,938
Accrued interest	2,446	2,343
Current income tax receivable	2,503	1,614
Defined benefit asset	10	113
Insurance-related assets, excluding investments	1,561	1,638

Prepaid expenses	1,408	950
Total	$17,238	$15,596